UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07381

T. Rowe Price Health Sciences Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Health Sciences Fund	September 30, 2018

T. ROWE PRICE HEALTH SCIENCES FUND

Unaudited

Portfolio of Investments‡ (Cost and value in $000s)	Shares/Par	$ Value
COMMON STOCKS 98.7%		
BIOTECHNOLOGY 32.2%		
Major Biotechnology 11.2%		
Alkermes (1)	646,096	27,420
Amgen	461,400	95,644
Amicus Therapeutics (1)	404,562	4,891
Array BioPharma (1)	1,857,407	28,233
Biogen (1)	543,324	191,962
Celgene (1)	383,602	34,329
Exact Sciences (1)	1,112,700	87,814
Gilead Sciences	1,457,402	112,526
Kyowa Hakko Kirin (JPY)	915,800	17,185
Neurocrine Biosciences (1)	2,359,592	290,112
Seattle Genetics (1)	1,460,121	112,604
Vertex Pharmaceuticals (1)	2,585,390	498,308
Zogenix (1)	1,012,067	50,198
		1,551,226
Other Biotechnology 21.0%		
ACADIA Pharmaceuticals (1)	1,915,300	39,762
Acceleron Pharma (1)	1,449,525	82,956
Acerta Pharma, Class B, Acquisition Date: 5/12/15 Cost $4,041 (1)(2)(3)	159,731,910	11,181
Agios Pharmaceuticals (1)	736,966	56,835
Aimmune Therapeutics (1)	1,213,888	33,115
Alder Biopharmaceuticals (1)	2,569,359	42,780
Alexion Pharmaceuticals (1)	2,360,695	328,160
Alnylam Pharmaceuticals (1)	741,415	64,889
Ascendis Pharma, ADR (1)	820,002	58,105
Atara Biotherapeutics (1)	788,292	32,596
Audentes Therapeutics (1)	945,724	37,441
BeiGene, Acquisition Date: 4/21/15, Cost $- (1)(2)	2	–
BeiGene, ADR (1)	439,601	75,708
BioMarin Pharmaceutical (1)	1,394,588	135,233

Bluebird Bio (1)	875,038	127,756
Blueprint Medicines (1)	737,042	57,533
Corvus Pharmaceuticals (1)	574,068	4,925
Editas Medicine (1)	366,850	11,673
Enanta Pharmaceuticals (1)	502,056	42,906
Exelixis (1)	923,505	16,364
FibroGen (1)	811,573	49,303
G1 Therapeutics (1)	705,699	36,901
GlycoMimetics (1)	961,101	13,840
ImmunoGen (1)	828,733	7,848
Immunomedics (1)	4,660,125	97,070
Incyte (1)	2,030,193	140,246
Insmed (1)	2,713,356	54,864
Ionis Pharmaceuticals (1)	337,609	17,414
Loxo Oncology (1)	680,658	116,277
Merus NV (1)	243,334	4,803
Minerva Neurosciences (1)	879,280	11,035
MyoKardia (1)	564,186	36,785
Nektar Therapeutics (1)	739,233	45,064
Novocure (1)	1,062,000	55,649
Prothena (1)	369,849	4,838
Regeneron Pharmaceuticals (1)	347,463	140,389
REGENXBIO (1)	296,395	22,378
RPI International Holdings, Partnership Acquisition Date: 5/21/15, Cost $13,552 (2)(3)	114,947	17,250
Sage Therapeutics (1)	1,838,094	259,631
Sarepta Therapeutics (1)	1,405,882	227,064
Spark Therapeutics (1)	907,120	49,483
TESARO (1)	475,927	18,566
TherapeuticsMD (1)	3,152,177	20,678
Theravance Biopharma (1)	565,104	18,462
Tocagen (1)	456,406	7,115
Ultragenyx Pharmaceutical (1)	962,121	73,448
WaVe Life Sciences (1)	273,616	13,681
Xencor (1)	1,714,442	66,812

Zai Lab, ADR (1)	376,058	7,326
		2,894,138
Total Biotechnology		4,445,364
LIFE SCIENCES 7.9%		
Life Sciences 7.9%		
Agilent Technologies	3,766,448	265,685
Bruker	1,507,264	50,418
Danaher	1,607,259	174,645
GenMark Diagnostics (1)(4)	3,127,699	22,989
Illumina (1)	293,244	107,638
Mettler-Toledo International (1)	79,550	48,444
Quanterix (1)	802,790	17,196
Quidel (1)	875,933	57,084
Thermo Fisher Scientific	1,446,699	353,110
Total Life Sciences		1,097,209
PHARMACEUTICALS 13.3%		
European Major - Pharmaceuticals 0.0%		
Zeneca, Acquisition Date: 7/18/13, Cost $- (1)(2)(3)	375,635	231
		231
Major Pharmaceuticals 12.5%		
AbbVie	677,865	64,112
Abeona Therapeutics (1)	1,134,226	14,518
Allergan	597,902	113,888
Amarin, ADR (1)	3,604,975	58,653
Astellas Pharma (JPY)	1,647,100	28,763
AstraZeneca, ADR	3,921,900	155,190
Bristol-Myers Squibb	1,743,174	108,216
Chugai Pharmaceutical (JPY)	460,100	29,577
Daiichi Sankyo (JPY)	1,465,700	63,535
Eisai (JPY)	561,200	54,671
Eli Lilly	1,862,700	199,886
Endocyte (1)	2,236,521	39,721
Ironwood Pharmaceuticals (1)	2,306,654	42,581
Merck	4,239,783	300,770

Novartis (CHF)	1,320,212	113,642
Pfizer	6,082,800	268,069
Shire, ADR	419,981	76,130
		1,731,922
Specialty Pharmaceuticals 0.8%		
Cara Therapeutics (1)	620,691	14,866
GW Pharmaceuticals, ADR (1)	348,425	60,187
Madrigal Pharmaceuticals (1)	141,056	30,204
		105,257
Total Pharmaceuticals		1,837,410
PRODUCTS & DEVICES 17.4%		
Implants 14.0%		
Align Technology (1)	352,413	137,871
Becton Dickinson & Company	2,424,710	632,850
Intuitive Surgical (1)	1,202,826	690,422
Stryker	1,792,219	318,442
Teleflex	369,033	98,196
Wright Medical Group (1)	2,111,416	61,273
Wright Medical Group, Rights, 1/2/24 (1)	101,207	146
		1,939,200
Other Products & Devices 3.4%		
Argenx, ADR (1)	630,777	47,838
Cooper	437,008	121,117
DexCom (1)	522,231	74,700
Hologic (1)	3,757,100	153,966
JAND, Class A, Acquisition Date: 4/23/15-3/9/18 Cost $6,893 (1)(2)(3)	586,477	8,972
Lantheus Holdings (1)	1,079,710	16,142
Penumbra (1)	260,898	39,056
		461,791
Total Products & Devices		2,400,991
SERVICES 23.3%		
Distribution 0.5%		
CVS Health	941,494	74,114
		74,114

Information & Data Technology 0.2%		
athenahealth (1)	225,659	30,148
		30,148
Other Services 0.8%		
HTG Molecular Diagnostics (1)(4)	1,629,330	8,228
West Pharmaceutical Services	796,659	98,364
		106,592
Payors 18.6%		
Aetna	405,887	82,334
Anthem	1,410,600	386,575
Centene (1)	1,959,634	283,716
Cigna	1,760,881	366,703
Humana	626,553	212,101
Molina Healthcare (1)	797,391	118,572
UnitedHealth Group	3,574,700	951,013
WellCare Health Plans (1)	516,430	165,511
		2,566,525
Providers 3.2%		
Acadia Healthcare (1)	1,006,253	35,420
DaVita (1)	445,716	31,927
HCA Healthcare	1,820,193	253,225
Teladoc Health (1)	1,090,400	94,156
Universal Health Services, Class B	227,293	29,057
		443,785
Total Services		3,221,164
Total Miscellaneous Common Stocks 4.6% (5)		642,669
Total Common Stocks (Cost $7,065,612)		**13,644,807**

CONVERTIBLE PREFERRED STOCKS 1.0%

BIOTECHNOLOGY 0.1%

Other Biotechnology 0.1%		
Moderna Therapeutics, Series G, Acquisition Date: 1/31/18 Cost $6,788 (1)(2)(3)	674,733	6,788
Total Biotechnology		6,788

PRODUCTS & DEVICES 0.6%		
Capital Equipment 0.0%		
Reflexion Medical, Series C, Acquisition Date: 4/3/18 Cost $4,243 (1)(2)(3)	2,507,885	4,243
		4,243
Implants 0.4%		
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	410,598	26,933
Outset Medical, Series C, Acquisition Date: 4/19/17 Cost $12,764 (1)(2)(3)(4)	4,925,232	15,318
Outset Medical, Series D, Acquisition Date: 8/20/18 Cost $8,486 (1)(2)(3)(4)	2,728,650	8,486
		50,737
Other Products & Devices 0.2%		
JAND, Series D, Acquisition Date: 4/23/15 Cost $14,087 (1)(2)(3)	1,226,526	18,765
JAND, Series E, Acquisition Date: 3/9/18, Cost $721 (1)(2)(3)	45,895	702
Shockwave Medical, Series A-1, Acquisition Date: 9/25/17 Cost $1,003 (1)(2)(3)(4)	992,650	1,112
Shockwave Medical, Series B, Acquisition Date: 9/25/17 Cost $20 (1)(2)(3)(4)	20,275	23
Shockwave Medical, Series C, Acquisition Date: 11/10/16-9/27/17, Cost $11,490 (1)(2)(3)(4)	11,376,259	12,741
		33,343
Total Products & Devices		88,323
SERVICES 0.3%		
Information Technology 0.1%		
Doximity, Series C, Acquisition Date: 4/10/14 Cost $4,993 (1)(2)(3)	1,035,633	5,168
		5,168
Other Services 0.2%		
Guardant Health, Series E, Acquisition Date: 5/9/17 Cost $4,255 (1)(2)(3)	517,457	6,108
Tempus Labs, Series D, Acquisition Date: 3/16/18 Cost $8,876 (1)(2)(3)	946,886	15,300

Tempus Labs, Series E, Acquisition Date: 8/23/18 Cost $10,607 (1)(2)(3)	633,505	10,607
		32,015
Total Services		37,183
Total Convertible Preferred Stocks (Cost $108,862)		**132,294**
CONVERTIBLE BONDS 0.2%		
Allogene Therapeutics, Acquisition Date: 9/5/18 Cost $8,643, 0%, 9/15/19 (1)(2)(3)	8,642,538	8,643
Ironwood Pharmaceuticals, 2.25%, 6/15/22	13,670,000	17,810
Total Convertible Bonds (Cost $22,312)		**26,453**
SHORT-TERM INVESTMENTS 0.1%		
Money Market Funds 0.1%		
T. Rowe Price Government Reserve Fund, 2.09% (4)(6)	17,149,706	17,150
Total Short-Term Investments (Cost $17,150)		**17,150**
Total Investments in Securities 100.0% of Net Assets (Cost $7,213,936)		**$ 13,820,704**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $151,638 and represents 1.1% of net assets.
(3) Level 3 in fair value hierarchy. See Note 2.
(4) Affiliated Company
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
ADR American Depositary Receipts
CHF Swiss Franc
JPY Japanese Yen

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks long-term capital appreciation.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2018, totaled $18,069 for the period ended September 30, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018